GOODWILL (Schedule Of Goodwill) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Goodwill [Line Items]
Goodwill, beginning balance			$ 39,999	[1]	$ 39,862
Impairment		$ (10,500)	0		0	[2]	$ (10,508)
Translation differences			489		137
Goodwill, ending balance			39,510	[1]	39,999	[1]	39,862
Telematics Services [Member]
Goodwill [Line Items]
Goodwill, beginning balance			34,215	[1]	34,152
Impairment	[2]				0
Translation differences			225		63
Goodwill, ending balance			33,990	[1]	34,215	[1]	34,152
Telematics products [Member]
Goodwill [Line Items]
Goodwill, beginning balance			5,784	[1]	5,710
Impairment	[2]				0
Translation differences			264		74
Goodwill, ending balance			$ 5,520	[1]	$ 5,784	[1]	$ 5,710

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2022, and 2021 was US$29.89 million.
[2]	As a result of the circumstances described in note 8(*) the Company recorded on June 30, 2020, a goodwill impairment in the total amount of US$10.5 million in connection with two reporting units (both units related to Road track operations). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third-party appraiser in accordance with the income approach. The significant assumptions used for the assessment were 3.5 years of projected net cash flows, a discount rate of 17.5% and a long-term growth rate of 0.5%.